COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) large_range_2Tanker_vessel_type subsidiary very_large_crude_carrier $ / metricTon	Mar. 31, 2022 very_large_crude_carrier	Jun. 30, 2021 USD ($) subsidiary metric_ton large_range_2Tanker_vessel_type very_large_crude_carrier $ / metricTon	Jun. 30, 2020 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of newbuild vessels | large_range_2Tanker_vessel_type	2		2
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type			2
Installments and newbuilding supervision fees paid			$ 129,700,000
Remaining cost of vessels under construction			530,700,000
Newbuilding installment commitments due in 2021	$ 93,300,000		93,300,000
Newbuilding installment commitments due in 2022	437,400,000		437,400,000
Bunker commitments	$ 17,900,000		$ 17,900,000
Number of assets agreed to acquire | very_large_crude_carrier	2		2
Payments to acquire vessels and equipment	$ 180,000,000		$ 181,980,000	$ 152,846,000
TFG Marine
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee amount, subsidiary performance	$ 6,000,000		$ 6,000,000
Number of affiliate's subsidiaries covered by guarantee | subsidiary	2		2
Guarantee amount, current exposure	$ 0		$ 0
TFG Marine
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee amount, subsidiary performance	$ 50,000,000		$ 50,000,000
Bunker Fuel Contract, October 2020 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitments, volume | metric_ton			5,000
Bunker Fuel Contract, October 2020 through December 2021 | Minimum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon	325		325
Bunker Fuel Contract, October 2020 through December 2021 | Maximum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon	365		365
Bunker Fuel Contract, January 2021 through December 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitments, volume | metric_ton			5,000
Purchase commitment fixed price (in USD per MT) | $ / metricTon	232		232
Forecast
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of newbuild vessels delivered | very_large_crude_carrier		6